CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (excluding bank overdrafts)	$ 37,970	$ 54,017
Financial assets at fair value through profit	307	39
Trade receivables	104,955	81,982
Other receivables	1,670	2,397
Contract assets	13,946	12,450
Due from related parties	1,368	11,018
Inventories	128,230	130,608
Prepayments	2,595	3,341
Other current assets	3,909	3,673
Current assets	294,950	299,525
Non-current assets
Financial assets at fair value through other comprehensive income	2,902	1,553
Property, plant and equipment	49,941	50,713
Right of use assets	2,825	3,432
Investment properties	5,112	5,250
Intangible assets	124	139
Investments in associates	810	805
Deferred tax assets	7,799	7,143
Other non-current assets	2,201	2,459
Total non-current assets	71,714	71,494
Total assets	366,664	371,019
Current liabilities
Interest-bearing loans and borrowings	53,737	45,576
Trade and other payables	51,743	39,891
Due to related parties	7,941	16,613
Financial liabilities at fair value through profit or loss	74	6
Accruals	15,250	21,218
Current tax liabilities	2,116	2,432
Employee benefit liabilities	1,839	1,947
Lease liabilities	638	627
Other current liabilities	7,235	5,289
Total current liabilities	140,573	133,599
Non-current liabilities
Interest-bearing loans and borrowings	0	12,155
Employee benefit liabilities	5,997	7,693
Lease liabilities	1,445	1,947
Deferred tax liabilities	3,840	4,197
Other non-current liabilities	188	0
Total non-current liabilities	11,470	25,992
Total liabilities	152,043	159,591
Equity
Issued capital	206	206
Additional paid-in capital	118,103	118,103
Treasury shares	(38)	(38)
Retained earnings	57,931	54,064
Other components of equity	(19,143)	(20,740)
Equity holders of the parent	157,059	151,595
Non-controlling interests	57,562	59,833
Equity	214,621	211,428
Total liabilities and equity	$ 366,664	$ 371,019